Cover	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	001-15371
Entity Registrant Name	Safehold Inc.
Entity Central Index Key	0001095651
Entity Tax Identification Number	95-6881527
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	One Penn Plaza
Entity Address, Address Line Two	51st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	212
Local Phone Number	930-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SAFE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false